Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets [Abstract]
Short-term investments	$ 17,310	$ 9,384
Mortgage Loans on Real Estate, Commercial and Consumer, Net	56,915	58,976
Mortgage loans held-for-sale	10,716	2,510
Total derivative assets	16,200	7,777
Other Investments	23,581	15,400
Net embedded derivatives within asset host contracts	293	128
Separate account assets	203,023	183,138
Liabilities [Abstract]
Total derivative liabilities	4,011	4,747
Net embedded derivatives within liability host contracts	4,584	2,634
Liability related to securitized reverse residential mortgage loans	7,626	0
Variable interest entities
Assets [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	3,187	6,840
Other Investments	98	104
Liabilities [Abstract]
Long-term debt of CSEs	3,068	6,820
Recurring [Member]
Assets [Abstract]
Actively Traded Securities	18,268	18,589
Short-term investments	16,860	8,565
Total mortgage loans	13,854	9,350
Mortgage loans held-for-sale	10,716	2,510
MSRs	666	950
Investment funds	436	494
Total derivative assets	16,200	7,777
Other Investments	17,302	9,221
Net embedded derivatives within asset host contracts	363	185
Separate account assets	203,023	183,138
Total assets	622,964	557,447
Liabilities [Abstract]
Total derivative liabilities	4,011	4,562
Net embedded derivatives within liability host contracts	4,584	2,634
Liability related to securitized reverse residential mortgage loans	7,626
Trading liabilities	127	46
Total liabilities	19,416	14,062
Recurring [Member] | Interest rate contracts [Member]
Assets [Abstract]
Total derivative assets	10,796	3,753
Liabilities [Abstract]
Total derivative liabilities	2,480	1,758
Recurring [Member] | Foreign currency contracts [Member]
Assets [Abstract]
Total derivative assets	1,378	1,787
Liabilities [Abstract]
Total derivative liabilities	1,120	1,373
Recurring [Member] | Credit contracts [Member]
Assets [Abstract]
Total derivative assets	330	175
Liabilities [Abstract]
Total derivative liabilities	113	107
Recurring [Member] | Equity market contracts [Member]
Assets [Abstract]
Total derivative assets	3,696	2,062
Liabilities [Abstract]
Total derivative liabilities	298	1,324
Recurring [Member] | Trading Account Assets [Member]
Assets [Abstract]
Actively Traded Securities	473	463
Recurring [Member] | FVO general account securities [Member]
Assets [Abstract]
Actively Traded Securities	267	131
Recurring [Member] | FVO contractholder-directed unit-linked investments [Member]
Assets [Abstract]
Actively Traded Securities	17,411	17,794
Recurring [Member] | FVO securities held by consolidated securitization entities [Member]
Assets [Abstract]
Actively Traded Securities	117	201
Recurring [Member] | Residential Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	3,064
Recurring [Member] | Securitized Reverse Residential Mortgage Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	7,652
Recurring [Member] | Variable interest entities
Assets [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	3,138	6,840
Liabilities [Abstract]
Long-term debt of CSEs	3,068	6,820
Recurring [Member] | Fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	350,271	324,797
Recurring [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	105,785	91,772
Recurring [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	64,018	67,888
Recurring [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	52,536	42,002
Recurring [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	42,637	45,852
Recurring [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	40,012	33,304
Recurring [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	19,069	20,675
Recurring [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	13,235	13,168
Recurring [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	12,979	10,129
Recurring [Member] | Other fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	7
Recurring [Member] | Equity Securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	3,023	3,602
Recurring [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	2,205	2,193
Recurring [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	818	1,409
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Actively Traded Securities	7,572	6,270
Short-term investments	8,150	3,026
Total mortgage loans	0	0
Mortgage loans held-for-sale	0	0
MSRs	0	0
Investment funds	312	373
Total derivative assets	62	156
Other Investments	374	529
Net embedded derivatives within asset host contracts	0	0
Separate account assets	28,191	25,566
Total assets	65,093	51,247
Liabilities [Abstract]
Total derivative liabilities	103	45
Net embedded derivatives within liability host contracts	0	0
Liability related to securitized reverse residential mortgage loans	0
Trading liabilities	124	46
Total liabilities	227	91
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Total derivative assets	32	131
Liabilities [Abstract]
Total derivative liabilities	91	35
Recurring [Member] | Level 1 [Member] | Foreign currency contracts [Member]
Assets [Abstract]
Total derivative assets	1	2
Liabilities [Abstract]
Total derivative liabilities	0	0
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets [Abstract]
Total derivative assets	0	0
Liabilities [Abstract]
Total derivative liabilities	0	0
Recurring [Member] | Level 1 [Member] | Equity market contracts [Member]
Assets [Abstract]
Total derivative assets	29	23
Liabilities [Abstract]
Total derivative liabilities	12	10
Recurring [Member] | Level 1 [Member] | Trading Account Assets [Member]
Assets [Abstract]
Actively Traded Securities	0	0
Recurring [Member] | Level 1 [Member] | FVO general account securities [Member]
Assets [Abstract]
Actively Traded Securities	0	0
Recurring [Member] | Level 1 [Member] | FVO contractholder-directed unit-linked investments [Member]
Assets [Abstract]
Actively Traded Securities	7,572	6,270
Recurring [Member] | Level 1 [Member] | FVO securities held by consolidated securitization entities [Member]
Assets [Abstract]
Actively Traded Securities	0	0
Recurring [Member] | Level 1 [Member] | Residential Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	0
Recurring [Member] | Level 1 [Member] | Securitized Reverse Residential Mortgage Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	0
Recurring [Member] | Level 1 [Member] | Variable interest entities
Assets [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	0	0
Liabilities [Abstract]
Long-term debt of CSEs	0	0
Recurring [Member] | Level 1 [Member] | Fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	19,987	15,025
Recurring [Member] | Level 1 [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 1 [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 1 [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	76	149
Recurring [Member] | Level 1 [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	274
Recurring [Member] | Level 1 [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	19,911	14,602
Recurring [Member] | Level 1 [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 1 [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 1 [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 1 [Member] | Other fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 1 [Member] | Equity Securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	819	831
Recurring [Member] | Level 1 [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	819	831
Recurring [Member] | Level 1 [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	0
Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Actively Traded Securities	9,287	11,497
Short-term investments	8,120	4,681
Total mortgage loans	12,440	9,326
Mortgage loans held-for-sale	9,302	2,486
MSRs	0	0
Investment funds	124	121
Total derivative assets	14,746	7,176
Other Investments	14,870	7,297
Net embedded derivatives within asset host contracts	1	0
Separate account assets	173,507	155,589
Total assets	532,229	477,044
Liabilities [Abstract]
Total derivative liabilities	3,750	4,245
Net embedded derivatives within liability host contracts	19	11
Liability related to securitized reverse residential mortgage loans	6,451
Trading liabilities	3	0
Total liabilities	13,175	10,892
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Total derivative assets	10,426	3,583
Liabilities [Abstract]
Total derivative liabilities	2,351	1,598
Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Assets [Abstract]
Total derivative assets	1,316	1,711
Liabilities [Abstract]
Total derivative liabilities	1,103	1,372
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets [Abstract]
Total derivative assets	301	125
Liabilities [Abstract]
Total derivative liabilities	85	101
Recurring [Member] | Level 2 [Member] | Equity market contracts [Member]
Assets [Abstract]
Total derivative assets	2,703	1,757
Liabilities [Abstract]
Total derivative liabilities	211	1,174
Recurring [Member] | Level 2 [Member] | Trading Account Assets [Member]
Assets [Abstract]
Actively Traded Securities	473	453
Recurring [Member] | Level 2 [Member] | FVO general account securities [Member]
Assets [Abstract]
Actively Traded Securities	244	54
Recurring [Member] | Level 2 [Member] | FVO contractholder-directed unit-linked investments [Member]
Assets [Abstract]
Actively Traded Securities	8,453	10,789
Recurring [Member] | Level 2 [Member] | FVO securities held by consolidated securitization entities [Member]
Assets [Abstract]
Actively Traded Securities	117	201
Recurring [Member] | Level 2 [Member] | Residential Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	2,836
Recurring [Member] | Level 2 [Member] | Securitized Reverse Residential Mortgage Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	6,466
Recurring [Member] | Level 2 [Member] | Variable interest entities
Assets [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	3,138	6,840
Liabilities [Abstract]
Long-term debt of CSEs	2,952	6,636
Recurring [Member] | Level 2 [Member] | Fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	312,519	287,056
Recurring [Member] | Level 2 [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	99,001	84,623
Recurring [Member] | Level 2 [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	59,648	62,162
Recurring [Member] | Level 2 [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	50,138	38,719
Recurring [Member] | Level 2 [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	41,035	43,037
Recurring [Member] | Level 2 [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	20,070	18,623
Recurring [Member] | Level 2 [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	18,316	19,664
Recurring [Member] | Level 2 [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	13,182	10,142
Recurring [Member] | Level 2 [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	11,129	10,083
Recurring [Member] | Level 2 [Member] | Other fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	3
Recurring [Member] | Level 2 [Member] | Equity Securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	1,485	1,598
Recurring [Member] | Level 2 [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	1,105	1,094
Recurring [Member] | Level 2 [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	380	504
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Actively Traded Securities	1,409	822
Short-term investments	590	858
Total mortgage loans	1,414	24
Mortgage loans held-for-sale	1,414	24
MSRs	666	950
Investment funds	0	0
Total derivative assets	1,392	445
Other Investments	2,058	1,395
Net embedded derivatives within asset host contracts	362	185
Separate account assets	1,325	1,983
Total assets	25,642	29,156
Liabilities [Abstract]
Total derivative liabilities	158	272
Net embedded derivatives within liability host contracts	4,565	2,623
Liability related to securitized reverse residential mortgage loans	1,175
Trading liabilities	0	0
Total liabilities	6,014	3,079
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Total derivative assets	338	39
Liabilities [Abstract]
Total derivative liabilities	38	125
Recurring [Member] | Level 3 [Member] | Foreign currency contracts [Member]
Assets [Abstract]
Total derivative assets	61	74
Liabilities [Abstract]
Total derivative liabilities	17	1
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Total derivative assets	29	50
Liabilities [Abstract]
Total derivative liabilities	28	6
Recurring [Member] | Level 3 [Member] | Equity market contracts [Member]
Assets [Abstract]
Total derivative assets	964	282
Liabilities [Abstract]
Total derivative liabilities	75	140
Recurring [Member] | Level 3 [Member] | Trading Account Assets [Member]
Assets [Abstract]
Actively Traded Securities	0	10
Recurring [Member] | Level 3 [Member] | FVO general account securities [Member]
Assets [Abstract]
Actively Traded Securities	23	77
Recurring [Member] | Level 3 [Member] | FVO contractholder-directed unit-linked investments [Member]
Assets [Abstract]
Actively Traded Securities	1,386	735
Recurring [Member] | Level 3 [Member] | FVO securities held by consolidated securitization entities [Member]
Assets [Abstract]
Actively Traded Securities	0	0
Recurring [Member] | Level 3 [Member] | Residential Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	228
Recurring [Member] | Level 3 [Member] | Securitized Reverse Residential Mortgage Loans [Member]
Assets [Abstract]
Mortgage loans held-for-sale	1,186
Recurring [Member] | Level 3 [Member] | Variable interest entities
Assets [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	0	0
Liabilities [Abstract]
Long-term debt of CSEs	116	184
Recurring [Member] | Level 3 [Member] | Fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	17,765	22,716
Recurring [Member] | Level 3 [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	6,784	7,149
Recurring [Member] | Level 3 [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	4,370	5,726
Recurring [Member] | Level 3 [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	2,322	3,134
Recurring [Member] | Level 3 [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	1,602	2,541
Recurring [Member] | Level 3 [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	31	79
Recurring [Member] | Level 3 [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	753	1,011
Recurring [Member] | Level 3 [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	53	3,026
Recurring [Member] | Level 3 [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	1,850	46
Recurring [Member] | Level 3 [Member] | Other fixed maturity securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	0	4
Recurring [Member] | Level 3 [Member] | Equity Securities [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	719	1,173
Recurring [Member] | Level 3 [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	281	268
Recurring [Member] | Level 3 [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale securities, fair value disclosure	$ 438	$ 905